Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Segmented Information
REVENUES	$ 651,000	$ 572,931	$ 486,014
Service
Segmented Information
REVENUES	590,243	520,930	435,734
Professional services and other
Segmented Information
REVENUES	55,042	46,675	41,895
License
Segmented Information
REVENUES	$ 5,715	$ 5,326	$ 8,385